COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES

Contingencies
The Company’s operations are subject to a variety of local and state regulations. Failure to comply with one or more of these regulations could result in fines, restrictions on its operations, or revocation, cancellation, non-renewal or other losses of permits, licenses and entitlements that could result in the Company ceasing operations. While management believes that the Company was in compliance with applicable local and state statutes, regulations, and ordinances as of December 31, 2025 and 2024, cannabis laws and regulations continue to evolve and are subject to differing interpretations. Further, cannabis remains a Schedule I controlled substance and is illegal under U.S. federal law, which may result in federal enforcement actions. As a result, the Company may be subject to regulatory fines, penalties, restrictions or the risk of asset seizure in the future.
Claims and Litigation
From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. As of December 31, 2025 and 2024, there were no pending or threatened lawsuits that could be reasonably assessed to have resulted in a probable loss to the Company in an amount that can be reasonably estimated. As such, no accrual has been made in the Consolidated Financial Statements relating to claims and litigations. As of December 31, 2025 and 2024, there were also no proceedings in which any of the Company’s directors, officers or affiliates were an adverse party to the Company or had a material interest adverse to the Company’s interest.
Element 7 Transaction and Litigation
Effective February 23, 2021, GH Group entered into a Merger and Exchange Agreement (“E7 Merger Agreement”) with Element 7 CA, LLC (“E7”) whereby GH Group had the right, subject to satisfactory completion of due diligence and certain other conditions, to obtain all of the limited liability company membership interests or other equity interests held by E7 in 17 holding companies that hold the rights to certain in-process state and local cannabis retail licenses or license applications, some of which were partially owned. In addition, GH Group entered into a License Development and Consulting Agreement (“E7 License Agreement,” and together with the E7 Merger Agreement, the “E7 Agreements”) with E7 to provide certain retail consulting services to develop and obtain up to 34 cannabis retail licenses in exchange for the payment of certain fees as set forth in the E7 License Agreement. In November 2021, GH Group terminated the E7 Agreements based on a breach of contract by E7, and as of December 31, 2021, GH Group had converted certain pre-closing financing payments and consulting fees into notes receivable in the amount of $2.3 million. As of December 31, 2025 and 2024, the notes receivable were fully reserved by the Company. As of December 31, 2023, the Company had received limited liability membership interests or other equity interests in three E7 entities out of 17 entities that were contractually committed to be transferred under the E7 Merger Agreement.
On November 4, 2021, GH Group filed a lawsuit in the Superior Court for the County of Los Angeles, Central District (Case No. 21STCV40401) against E7 and its principals and owners Josh Black and Robert “Bobby” DiVito (together, “Element 7”) for a variety of claims, including fraud and breach of contract and demanded performance under the E7 Agreements.
The court proceeding was subsequently withdrawn by the Company without prejudice, and on March 13, 2022, GH Group entered into an agreement with American Patriot Brands, Inc. (“APB”) to jointly file suit against E7 to enforce the transfer of certain contractually committed cannabis retail licenses (“Joint Litigation Agreement”). GH Group and APB jointly refiled a complaint against E7 in the Superior Court of California, County of Los Angeles (Case No. 22STCV09323). The Superior Court severed the claims of GH Group and APB, which resulted in APB’s claims remaining in Superior Court and GH Group’s claims being adjudicated in Signature Arbitration (Case No. LQMGL) (collectively, “Element 7 Proceeding”).
Under the terms of the Joint Litigation Agreement, GH Group agreed to pay all legal fees for GH Group and APB’s joint litigation against E7. GH Group also held the option to purchase any E7 cannabis retail license or licensed entity interests recovered by APB from E7 that were included in the E7 Merger Agreement, that either have a state or local permit and a valid lease, or a local permit that is without a real property site but is in a competitive license jurisdiction, in each case at a valuation of $750 thousand per E7 license or licensed entity, paid in Equity Shares at the 10-day VWAP calculated as of the date of such purchase. In addition, under the Joint Litigation Agreement, GH Group also held the right of first refusal to purchase any other E7 cannabis retail licenses or licensed entity outside of the foregoing groups, and the right to terminate the Joint Litigation Agreement at any time. As part of the Element 7 Settlement, the Joint Litigation Agreement was terminated as of September 19, 2023.
Through the process of litigation, on September 19, 2023, E7, APB and GH Group entered into a Settlement and General Mutual Release Agreement (the “Element 7 Settlement”), where E7 agreed to pay GH Group $2.9 million to settle the Element 7 Proceeding; provided, that if E7 paid GH Group $1.9 million by December 15, 2023, then E7 would have been entitled to a credit of $1.0 million towards the $2.9 million payment. In addition, E7 would retain ownership of its cannabis retail licenses.
E7 failed to pay GH Group $1.9 million by December 15, 2023, and it also failed to subsequently pay GH Group the $2.9 million that was due under the Element 7 Settlement.
On March 6, 2024, the Superior Court of Los Angeles entered into a Final Judgment and Order against E7 for the amount of $2.9 million in favor of GH Group.
On November 19, 2024, C and H Holdings (“C and H”) filed a breach of contract claim among other claims against E7 and other E7 related entities (“C and H Lawsuit”). In addition, C and H requested that the court appoint a receiver for E7 so that the assets could be used to satisfy C and H’s claims under its loan agreement with E7 and the related E7 entities that were included in the lawsuit. C and H also named GH Group in the lawsuit to prevent GH Group from satisfying its judgment against E7.
GH Group opposed the C and H Lawsuit. On April 30, 2025, the court dismissed the lawsuit against GH Group.
On October 30, 2025, GH Group assigned its judgment against Element 7 to NUG Inc. (“NUG”) in exchange for a firm commitment buying agreement whereby NUG agreed to purchase from GH Group a certain amount of its CPG products until such time as NUG purchased either (x) net revenue in excess of $7.2 million or (y) realized net profits in excess of $1.4 million. For purposes of calculating such amounts, NUG shall receive credit for all qualifying purchases made by NUG on or after November 1, 2024.
Catalyst Litigation
The Company was the plaintiff in litigation in the Central District Superior Court of the County of Los Angeles against Elliot Lewis (“Lewis”), Damian Martin (“Martin”), South Cord Holdings LLC (“SCH”), and South Cord Management LLC (“SCM”) (collectively, “Catalyst Defendants”) following various public, false, and defamatory statements made by Lewis and Martin, co-founders of SCM and SCH, that the Company is the “largest black marketeer” of cannabis in the history of the United States, only 25% of the Company’s cultivated cannabis is sold through legal channels, and therefore 70% to 80% is sold illegally, and that the Company is engaging in illicit conduct to avoid taxes.
The Company is the defendant in litigation in the Central District Superior Court of the County of Los Angeles filed by 562 Discount Med, Inc. (“Discount Med” doing business as Catalyst Cannabis Co.), an affiliate of SCH and SCM. Discount Med has asserted claims against the Company for violation of California Business & Professions Code Section 17200 et seq., California’s Unfair Competition Law. Discount Med similarly alleged, like the Catalyst Defendants, that the Company is the “largest black marketeer” of cannabis in the United States and has purposefully structured its business to profit from the illicit market. The Company has categorically denied all such allegations and asserted affirmative defenses.
On May 20, 2024, the Company voluntarily dismissed without prejudice the defamation lawsuit against the Catalyst Defendants.
On June 25, 2024, the Superior Court of California (Los Angeles County) dismissed the lawsuit filed by Discount Med against the Company for unfair competition. The Court granted Glass House’s motion for judgment on the pleadings with prejudice. On July 15, 2024, the Court entered a judgment in Glass House’s favor, awarding costs against the plaintiff and concluding the case. On August 7, 2024, Discount Med filed a Notice of Appeal of the judgment of dismissal following an order granting a motion for judgment on the pleadings without leave to amend. The appeal has been dismissed and the matter remitted to the state court for entry of a judgment.
Federal Agency Actions at Company Farms
On July 10, 2025, agents led by U.S. Immigration and Customs Enforcement executed search warrants at two of the Company’s facilities in connection with an investigation involving potential immigration-related matters under Title 8 of the United States Code. Management currently considers any potential loss contingency related to this matter to be remote, and no liability has been recorded in the financial statements.